11. Share Capital: Schedule of Warrants outstanding (Details)	12 Months Ended
Jun. 30, 2020 $ / shares shares
Warrants #1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	11,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.05
Share-based compensation arrangement by share-based payment award, options, expiry date	Jun. 30, 2021
Warrants #2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	14,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 0.05
Share-based compensation arrangement by share-based payment award, options, expiry date	Jun. 30, 2022
Warrants, Total
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	25,000,000